Non-Controlling Interest (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Non-Controlling Interest [Line Items]
Economic interest rate	71.00%	72.00%
Non-controlling interests [Member]
Non-Controlling Interest [Line Items]
Economic interest rate	29.00%	28.00%